Environment (Tables)	12 Months Ended
Dec. 31, 2017
Environmental Matters [Abstract]
Summary of Environmental Expenses

Environmental expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

			12-31-2017
Company Incurring the Cost	Name	Project	Project Status (Finished, In progress)	Total Disbursements ThCh$	Amounts Capitalized ThCh$	Expenses ThCh$	Disbursement amount in the future ThCh$	Estimated future disbursement date ThCh$	Total Disbursements ThCh$
Pehuenche	Hydroelectric Central Environmental Expenditures	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	In progress	6,786	-	6,786	-		6,787
Enel Distribución Chile S.A.	Vegetation Control In Redesat	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	In progress	306,419	-	306,419	-	31/12/2017	306,419
	Management Respel	Dangerous waste management	Finished	265	-	265	-	30/09/2017	265
	Environmental management in Ssee	Tree maintenance of SSEE and removal of brush, debris and garbage, outer perimeter.	In progress	239,285	-	239,285	18,644		257,929
		Consider all the environmental work that is done inside and outside of SSEE, as fumigation, placement and/or repair of rodent baits, irrigation system repair, waste removal, environmental inspections, garden	Finished	46,771	-	46,771	-	31/12/2017	46,771
	Improvements in the Network M T/Bt	Traditional network replacement by protected, concentric, other	Finished	3,066,846	3,066,846	-	1,957,246	30/09/2017	5,024,092
	Environmental Permits	Baseline for Environmental Impact Study, execution RCA and normative, preparation of reports and sectoral permits.	In progress	68,001	68,001	-	34,811	31/03/2018	102,812
	Vegetation Control in Networks Mt/Bt	Pruning of trees near the media network and low voltage.	In progress	3,313,454	-	3,313,454	-	31/12/2017	3,313,454
	Noise Control	Noise measurement and electromagnetic fields in substation, lines and other facilities.	In progress	786	-	786	-	31/12/2017	786
	Asbestos Removal from Underground Cables	Removal of fireproof tape with asbestos from the underground network MT.	In progress	166,434	166,434	-	37,290	31/12/2017	203,724
	Arborizations of Substations and Sat Line	Forest management plans, reforestations, construction and maintenance of tree-lined belts in substation.	In progress	251,740	251,740	-	20,390	31/12/2017	272,130
Gas Atacama Chile	Environmental monitoring	Environmental monitoring with SK Ecología operation and maintenance CEMS.	In progress	1,463,204	-	1,463,204	-		1,463,204
	Standardization Cems	Normalización bodegas, gestión ambiental.	In progress	1,021,630	1,021,630	-	-		1,021,630
Eolica Canela	Environmental expenditures in power plants	Water quality analysis and monitoring and Higenization Canela	In progress	18,347	-	18,347	-		18,347
Enel Generación Chile S.A.	Environmental costs in combined cycle plants	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring stations air quality and meteorology, Environmental audit monitoring network 1 per year. Annual Validation CEMS, Protocol Service Biomasa Environmental Materials (magazine, books) Isokinetic Measurements. Jobs SGI (Objetive NC, inspections, audits and fizcalization) ISO 14001, certification OHSAS, Operation and Maintenance Service CEMS.	In progress	1,252,355	-	1,252,355	-		1,252,355
	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, retirement and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	870,281	-	870,281	-		870,281
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, retirement and final disposal of solid waste in hydroelectric power plants (C.H.)	In progress	251,277	-	251,277	-		251,277
	Ralco Hydroelectric Plant	Reforestation according to the agreement with the Catholic University and Electrification of housing in Ayin Maipu.	In progress	5,075,137	5,075,137	-	-		5,075,137
	Tal Tal Thermal Plant	Dejection Nox TalTal: Engineering Civil Works and permits	In progress	1,290,133	1,290,133	-	-		1,290,133
	El Toro Hydroelectric Plant	Withdrawal Domestic and Industrial Waste	In progress	-	-	-	-		-
		Total		18,709,151	10,939,921	7,769,230	2,068,381		20,777,533

			12-31-2016
Company Incurring the Cost	Name	Project	Project Status (Finished, In progress)	Total Disbursements ThCh$	Amounts Capitalized ThCh$	Expenses ThCh$	Disbursement amount in the future ThCh$	Estimated future disbursement date ThCh$	Total Disbursements ThCh$
Pehuenche	Hydroelectric Central Environmental Expenditures	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS).	In progress	6,515	-	6,515	-		6,515
Gas Atacama Chile	Studies, monitoring and disposal of waste	Higenization, waste treatment, pest management and control system.	Finished	78,221	-	78,221	-		78,221
	Studies, monitoring and laboratory analysis	Withdrawal and final disposal of solid waste in Thermal Power Plants	In progress	169,743	-	169,743	-		169,743
	Plant ZLD (studies)	Plant ZLD (studies)	Finished	13,470	13,470	-	-		13,470
	Coal plants	Emission standard (Desox y Denox Tarapacá)	In progress	27,648,451	27,648,451	-	-		27,648,451
Eolica Canela	Environmental expenditures in power plants	Water quality analysis and monitoring and Higenization Canela	In progress	94,770	-	94,770	-		94,770
Enel Generación Chile S.A.	Environmental costs in combined cycle plants	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring stations air quality and meteorology, Environmental audit monitoring network 1 per year. Annual Validation CEMS, Protocol Service Biomasa Environmental Materials (magazine, books) Isokinetic Measurements. Jobs SGI (Objetive NC, inspections, audits and fizcalization) ISO 14001, certification OHSAS, Operation and Maintenance Service CEMS.	In progress	567,616	-	567,616	-		567,616
	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (Thermal Power Plants)	In progress	243,264	-	243,264	-		243,264
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (HPS)	In progress	181,644	-	181,644	-		181,644
	Ralco Hydroelectric Plant	Plan Ralco: Reforestation according to the Agreement with the Catholic University and Electrification of housing in Ayin Maipu.	In progress	4,497,330	4,497,330	-	-		4,497,330
	Tal Tal Thermal Plant	Dejection Nox TalTal: Engineering Civil Works and permits It consists of the pruning of branches until reaching the safety conditions to which the foliage must be left with respect to the drivers.	In progress	3,173,813	3,173,813	-	-		3,173,813
Enel Distribución Chile S.A.	Vegetation Control In Redesat		Finished	38,475	-	38,475	-		38,475
	Management RESPEL	Consider the costs for the removal and treatment of Hazardous Waste (final destination) generated in maintenance activities AT Networks.	Finished	1,955	-	1,955	-		1,955
	Management RESSOL	This activity contemplates the clearing and pruning of the MT / BT distribution networks close to the distribution networks.	Finished	761,090	-	761,090	-		761,090
	Environmental management in SSEE	The service consists of the weeding and control of weeds in electric power substation enclosures in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	Finished	50,686	-	50,686	-		50,686
	Improvements in the Network M T/BT	Space CAB and Pre-assembled.	Finished	289,710	289,710	-	-		289,710
	Environmental permits	Payments will correspond to environmental commitments in the RCA that environmentally authorizes the project: Noise measurements and sectoral permits for the storage of waste	Finished	44,259	44,259	-			44,259
		Project day Potentiation Line 110 kv Los Almendros, El Salto, Tap Los Dominicos section.	In progress	8,856	8,856	-	5,068	30-06-2017	13,924
		DGA Studies project "Powering Line 110 kv, Ochagavia-Florida, Section TAP Santa Elena-TAP Macul" and DIA Ochagavia-Florida Section Tap Santa, Tap Macul.	Finished	6,150	6,150	-	-		6,150
	Improvements in the Network M T/BT	The service consists in the maintenance of green areas with replacement of species and turf in substation enclosures of Chilectra.	Finished	49,907		49,907			49,907
	Noise Control	This activity contemplates the maintenance of the easement strip of a high voltage line between 34.5 and 500 kv.	Finished	513	-	513	-		513
		Measurement of noise in Sta Raquel, La Reina, Cisterna and Sta. Maria substations.	In progress	12,920	12,920	-	-		12,920
	Environmental Consulting	Environmental Consulting and Calibration of Sonometer.	Finished	1,492	-	1,492	-		1,492
	Environmental permits Lo Espejo- Ochagavia Line	Sectoral Environmental Permit Processing, Lo Espejo-Ochagavia Line, Tap Cisterna section	Finished	989	989	-	-		989
		Total		37,941,840	35,695,948	2,245,891	5,068		37,946,908

			12-31-2015
Company Incurring the Cost	Name	Project	Project Status (Finished, In progress)	Total Disbursements ThCh$	Amounts Capitalized ThCh$	Expenses ThCh$	Disbursement amount in the future ThCh$	Estimated future disbursement date ThCh$	Total Disbursements ThCh$
Pehuenche	Hydroelectric Central Environmental Expenditures	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	In progress	16,877	-	16,877	-		16,877
	Investments in Central Hydroelectric Plants	Regularization fuel facilities; Regularization water and sewer system; Regularization collection wells; Fabrication and installation cubits acid spill; Normalization fenced site archeology	In process	361,712	361,712	-	-		361,712
Enel Distribución Chile S.A.	Vegetation Control In Redesat	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	Finished	79,956	-	79,956	982,347	31/12/2015	1,062,303
	Management Respel	Dangerous waste management	Finished	3,377	-	3,377	-		3,377
	Environmental management in Ssee	Tree maintenance of SSEE and removal of brush, debris and garbage, outer perimeter.	Finished	112,437	-	112,437	-		112,437
	Improvements in the Network M T/Bt	Traditional network replacement by protected, concentric, other	Finished	1,841,766	1,841,766	-	-		1,841,766
	Vegetation Control in Networks Mt/Bt	Pruning of trees near the media network and low voltage.	Finished	930,940	-	930,940	-		930,940
	Noise Control	Noise measurement and electromagnetic fields in substation, lines and other facilities.	Finished	5,710	-	5,710	223,482	31/12/2015	229,192
Compañía Electrica Tarapacá S.A.	Waste	Studies, monitoring, laboratory analysis and waste disposal retirement	Finished	196,060	-	196,060	-		196,060
	Waste treatment	Removal of non-hazardous household and industrial waste	Finished	127,053	-	127,053	-		127,053
	Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions	Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions	Finished	9,624	9,624	-			9,624
	Afforestation (RCA) Water Eyes	Afforestation (RCA) Water Eyes	Finished	27,032	27,032	-			27,032
Eolica Canela	Central Environmental expenses	Water quality analysis and monitoring and Higenization Canela	In progress	11,376	-	11,376	-		11,376
Enel Generación Chile S.A.	Central Environmental Costs	Waste treatment, sanitation	In progress	2,455,575	-	2,455,575	-		2,455,575
	CT Bocamina	Emissions monitoring, CEMS project, NOX abatement	In progress	1,855	1,855	-	-		1,855
	Cems project	Cems C.T. Quintero project, C.T. San Isidro II project and C.T. Tal Tal project	In progress	61	61	-	-		61
	Regularizations C.H.	Regularizations C.H.	In progress	155,485	155,485	-	-		155,485
	Regularizations C.H. Ralco	Social Afforestation Program and Restorations Palmucho Chenqueco bypass road; Bridge reconstruction Lonquimay.	In progress	1,051,017	1,051,017	-	-		1,051,017
		Total		7,387,913	3,448,552	3,939,361	1,205,829		8,593,742